Interest in Other Entities (Details) - Schedule of total investment according to the equity method - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Interest in Other Entities (Details) - Schedule of total investment according to the equity method [Line Items]
Total	$ 11,892	$ 17,240
ScoutCam (note 3C) [Member]
Interest in Other Entities (Details) - Schedule of total investment according to the equity method [Line Items]
Total	9,375	10,735
Gix Internet (note XX) [Member]
Interest in Other Entities (Details) - Schedule of total investment according to the equity method [Line Items]
Total		4,867
Parazero (note XX) [Member]
Interest in Other Entities (Details) - Schedule of total investment according to the equity method [Line Items]
Total	976
Laminera (note XX) [Member]
Interest in Other Entities (Details) - Schedule of total investment according to the equity method [Line Items]
Total	1,176
Polyrizon (note 3H) [Member]
Interest in Other Entities (Details) - Schedule of total investment according to the equity method [Line Items]
Total	214	447
Elbit imaging (note XX) [Member]
Interest in Other Entities (Details) - Schedule of total investment according to the equity method [Line Items]
Total		975
Revoltz (note 3I) [Member]
Interest in Other Entities (Details) - Schedule of total investment according to the equity method [Line Items]
Total	$ 151	$ 216